Significant accounting policies - Disclosure of detailed information carrying amounts of right-of-use assets and lease liabilities and movements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use assets
Balance, January 1, 2019	$ 315
Additions	599
Depreciation expense	(179)
Accreted interest expense	0
Payments	0
Impact of change in presentation currency	11
Balance, December 31, 2019	746
Lease liabilities
Balance, January 1, 2019	579
Additions	599
Depreciation expense	0
Accreted interest expense	154
Payments	(306)
Impact of change in presentation currency	7
Balance, December 31, 2019	$ 1,033